UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2010

Check here if Amendment []; Amendment Number: ___

   This Amendment (Check only one.):   [] is a restatement.
                                       [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Star Spangled Sprockets, L.P.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-13929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

    /s/ Brandon Teague     Fort Worth, Texas       February 11, 2011
  ----------------------   -------------------    ---------------------
        [Signature]          [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

   Form 13F File Number        Name
   28-13928                   Q4 Funding, L.P.